UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2016

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND January 31, 2016

		Fair
		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.01%

Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	11,352,345	$207,634
Lord Abbett Securities Trust - International Opportunities Fund - Class I(c)	14,353,007	222,328
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	8,303,085	102,045
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(c)	3,943,351	114,752
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I*(c)	10,111,721	224,885
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(c)	12,990,409	224,604
Total Investments in Underlying Funds (cost $1,196,799,703)		1,096,248

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 0.05%

Repurchase Agreement

Repurchase Agreement dated 1/29/2016, 0.03% due 2/1/2016 with Fixed Income Clearing Corp. collateralized by $540,000 of U.S. Treasury Note at 2.75% due 2/15/2024; value: $585,225; proceeds: $572,477 (cost $572,476)	$572	572
Total Investments in Securities 100.06% (cost $1,197,372,179)		1,096,820
Liabilities in Excess of Other Assets (0.06)%		(617)
Net Assets 100.00%		$1,096,203

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,096,248	$—	$—	$1,096,248
Repurchase Agreement	—	572	—	572
Total	$1,096,248	$572	$—	$1,096,820

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of Underlying Funds.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.78%

Aerospace & Defense 4.06%

General Dynamics Corp.	577,516	$77,254
TransDigm Group, Inc.*	204,555	45,970
Total		123,224

Banks 11.62%

Citizens Financial Group, Inc.	2,734,217	58,102
East West Bancorp, Inc.	1,865,139	60,468
First Republic Bank	781,290	53,128
JPMorgan Chase & Co.	1,968,794	117,143
Signature Bank*	459,953	64,090
Total		352,931

Beverages 2.81%

PepsiCo, Inc.	859,300	85,328

Building Products 0.40%

USG Corp.*	686,163	12,275

Capital Markets 3.04%

Affiliated Managers Group, Inc.*	369,036	49,521
Greenhill & Co., Inc.	344,757	8,199
TD Ameritrade Holding Corp.	1,261,067	34,780
Total		92,500

Chemicals 1.62%

Dow Chemical Co. (The)	138,132	5,801
E.I. du Pont de Nemours & Co.	823,216	43,433
Total		49,234

Commercial Services & Supplies 1.60%

ADT Corp. (The)	1,645,026	48,660

Communications Equipment 2.47%

Cisco Systems, Inc.	3,159,348	75,161

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2016

Investments	Shares	Fair Value (000)
Consumer Finance 0.16%

Capital One Financial Corp.	72,068	$4,729

Diversified Telecommunication Services 4.13%

AT&T, Inc.	2,382,682	85,919
Verizon Communications, Inc.	793,252	39,639
Total		125,558

Electric: Utilities 4.35%

Duke Energy Corp.	578,922	43,593
NextEra Energy, Inc.	792,651	88,547
Total		132,140

Energy Equipment & Services 0.91%

Halliburton Co.	249,991	7,947
Schlumberger Ltd.	274,708	19,853
Total		27,800

Food & Staples Retailing 1.03%

Kroger Co. (The)	804,132	31,208

Food Products 2.57%

Mondelez International, Inc. Class A	1,809,553	77,992

Health Care Equipment & Supplies 0.47%

St. Jude Medical, Inc.	270,353	14,291

Health Care Providers & Services 1.71%

UnitedHealth Group, Inc.	451,907	52,042

Hotels, Restaurants & Leisure 3.43%

Carnival Corp.	770,611	37,089
McDonald’s Corp.	490,100	60,665
Yum! Brands, Inc.	87,323	6,320
Total		104,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2016

Investments	Shares	Fair Value (000)
Household Products 1.44%

Colgate-Palmolive Co.	648,300	$43,780

Industrial Conglomerates 4.80%

General Electric Co.	5,015,515	145,951

Information Technology Services 0.16%

Vantiv, Inc. Class A*	100,198	4,714

Insurance 6.66%

American International Group, Inc.	1,493,918	84,376
Chubb Ltd. (Switzerland)(a)	705,621	79,785
Hartford Financial Services Group, Inc. (The)	951,502	38,231
Total		202,392

Internet Software & Services 0.15%

Alphabet, Inc. Class A*	6,031	4,592

Machinery 1.37%

ITT Corp.	1,286,010	41,731

Media 2.18%

Time Warner, Inc.	939,360	66,169

Multi-Line Retail 2.00%

Target Corp.	837,707	60,667

Multi-Utilities 1.02%

PG&E Corp.	142,965	7,850
Sempra Energy	243,316	23,054
Total		30,904

Oil, Gas & Consumable Fuels 10.69%

Chevron Corp.	572,113	49,471
Devon Energy Corp.	1,109,400	30,952
EOG Resources, Inc.	952,021	67,612

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2016

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels (continued)

Exxon Mobil Corp.	1,737,939	$135,299
Occidental Petroleum Corp.	603,800	41,560
Total		324,894

Pharmaceuticals 9.94%

Johnson & Johnson	942,403	98,425
Merck & Co., Inc.	1,176,168	59,596
Pfizer, Inc.	4,721,900	143,971
Total		301,992

Real Estate Investment Trusts 3.24%

Simon Property Group, Inc.	278,416	51,863
Vornado Realty Trust	525,100	46,451
Total		98,314

Semiconductors & Semiconductor Equipment 4.23%

Intel Corp.	2,551,678	79,153
Microchip Technology, Inc.	1,103,104	49,430
Total		128,583

Software 3.52%

Microsoft Corp.	1,941,100	106,935
Total Common Stocks (cost $2,778,757,565)		2,970,765

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.13%

Repurchase Agreement

Repurchase Agreement dated 1/29/2016, 0.03% due 2/1/2016 with Fixed Income Clearing Corp. collateralized by $65,100,000 of U.S. Treasury Note at 1.375% due 6/30/2018; value: $65,939,269; proceeds: $64,641,626 (cost $64,641,464)	$64,641	64,641
Total Investments in Securities 99.91% (cost $2,843,399,029)		3,035,406
Other Assets in Excess of Liabilities 0.09%		2,633
Net Assets 100.00%		$3,038,039

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2016

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,970,765	$—	$—	$2,970,765
Repurchase Agreement	—	64,641	—	64,641
Total	$2,970,765	$64,641	$—	$3,035,406

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 94.96%

Aerospace & Defense 3.29%

Honeywell International, Inc.	161,306	$16,647
Lockheed Martin Corp.	99,761	21,049
Raytheon Co.	262,833	33,706
Total		71,402

Airlines 1.66%

Delta Air Lines, Inc.	466,316	20,653
Southwest Airlines Co.	407,890	15,345
Total		35,998

Beverages 3.95%

Constellation Brands, Inc. Class A	182,611	27,845
Monster Beverage Corp.*	28,201	3,808
PepsiCo, Inc.	543,404	53,960
Total		85,613

Biotechnology 3.58%

Alexion Pharmaceuticals, Inc.*	103,496	15,103
Amgen, Inc.	208,554	31,853
Celgene Corp.*	203,828	20,448
Regeneron Pharmaceuticals, Inc.*	24,016	10,089
Total		77,493

Building Products 0.49%

Fortune Brands Home & Security, Inc.	220,854	10,731

Capital Markets 0.63%

Charles Schwab Corp. (The)	532,294	13,589

Diversified Financial Services 2.47%

Intercontinental Exchange, Inc.	114,959	30,326
MarketAxess Holdings, Inc.	200,075	23,255
Total		53,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2016

Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 2.92%

AT&T, Inc.	600,828	$21,666
Verizon Communications, Inc.	833,105	41,630
Total		63,296

Electric: Utilities 1.05%

NextEra Energy, Inc.	203,668	22,752

Electronic Equipment, Instruments & Components 0.48%

IPG Photonics Corp.*	128,359	10,375

Food & Staples Retailing 1.21%

Costco Wholesale Corp.	173,772	26,260

Food Products 2.22%

Campbell Soup Co.	473,947	26,735
Kellogg Co.	291,374	21,399
Total		48,134

Health Care Equipment & Supplies 4.40%

Align Technology, Inc.*	318,899	21,092
Edwards Lifesciences Corp.*	419,961	32,845
Intuitive Surgical, Inc.*	66,386	35,905
ZELTIQ Aesthetics, Inc.*	236,128	5,483
Total		95,325

Health Care Technology 1.00%

athenahealth, Inc.*	86,949	12,329
Veeva Systems, Inc. Class A*	391,681	9,440
Total		21,769

Hotels, Restaurants & Leisure 5.60%

Carnival Corp.	325,500	15,666
McDonald’s Corp.	517,589	64,067
Starbucks Corp.	685,995	41,688
Total		121,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2016

Investments	Shares	Fair Value (000)
Household Products 2.12%

Clorox Co. (The)	127,601	$16,467
Kimberly-Clark Corp.	229,336	29,451
Total		45,918

Industrial Conglomerates 0.95%

General Electric Co.	709,823	20,656

Information Technology Services 5.53%

MasterCard, Inc. Class A	442,299	39,378
PayPal Holdings, Inc.*	659,459	23,833
Visa, Inc. Class A	760,360	56,639
Total		119,850

Internet & Catalog Retail 3.88%

Amazon.com, Inc.*	71,496	41,968
Priceline Group, Inc. (The)*	8,234	8,769
TripAdvisor, Inc.*	154,380	10,306
Wayfair, Inc. Class A*	509,899	23,048
Total		84,091

Internet Software & Services 14.74%

Alphabet, Inc. Class A*	172,464	131,306
Facebook, Inc. Class A*	1,256,173	140,955
GoDaddy, Inc. Class A*	536,189	16,348
Gogo, Inc.*	685,255	9,971
LinkedIn Corp. Class A*	104,792	20,739
Total		319,319

Life Sciences Tools & Services 0.96%

Thermo Fisher Scientific, Inc.	157,081	20,744

Media 1.23%

Comcast Corp. Class A	290,119	16,163
Walt Disney Co. (The)	109,122	10,456
Total		26,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2016

Investments	Shares	Fair Value (000)
Multi-Line Retail 0.22%

Dollar Tree, Inc.*	59,200	$4,814

Pharmaceuticals 3.96%

Bristol-Myers Squibb Co.	688,547	42,800
Johnson & Johnson	412,365	43,068
Total		85,868

Real Estate Investment Trusts 2.33%

Equinix, Inc.	86,259	26,790
Extra Space Storage, Inc.	260,847	23,656
Total		50,446

Semiconductors & Semiconductor Equipment 1.84%

First Solar, Inc.*	342,481	23,515
NVIDIA Corp.	557,065	16,316
Total		39,831

Software 9.30%

Activision Blizzard, Inc.	304,537	10,604
Adobe Systems, Inc.*	415,353	37,020
Microsoft Corp.	1,832,126	100,932
Red Hat, Inc.*	230,038	16,114
salesforce.com, Inc.*	309,264	21,049
Ultimate Software Group, Inc. (The)*	89,806	15,773
Total		201,492

Specialty Retail 5.98%

Home Depot, Inc. (The)	279,604	35,163
Ross Stores, Inc.	581,638	32,723
TJX Cos., Inc. (The)	527,445	37,575
Ulta Salon, Cosmetics & Fragrance, Inc.*	132,922	24,082
Total		129,543

Technology Hardware, Storage & Peripherals 3.38%

Apple, Inc.	751,463	73,147

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2016

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 1.04%

NIKE, Inc. Class B	362,303	$22,466

Tobacco 1.50%

Philip Morris International, Inc.	361,306	32,521

Water Utilities 1.05%

American Water Works Co., Inc.	349,782	22,704
Total Common Stocks (cost $2,020,573,045)		2,057,768

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.20%

Repurchase Agreement

Repurchase Agreement dated 1/29/2016, 0.03% due 2/1/2016 with Fixed Income Clearing Corp. collateralized by $89,535,000 of U.S. Treasury Note at 3.125% due 4/30/2017; value: $92,780,644; proceeds: $90,957,327 (cost $90,957,099)	$90,957	90,957
Total Investments in Securities 99.16% (cost $2,111,530,144)		2,148,725
Other Assets in Excess of Liabilities 0.84%		18,186
Net Assets 100.00%		$2,166,911

*	Non-income producing security.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,057,768	$—	$—	$2,057,768
Repurchase Agreement	—	90,957	—	90,957
Total	$2,057,768	$90,957	$—	$2,148,725

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 93.52%

Australia 2.22%

Banks 0.94%
National Australia Bank Ltd.	240,768	$4,783
Real Estate Investment Trusts 1.28%
Mirvac Group	4,727,789	6,455
Total Australia		11,238

Austria 0.70%

Diversified Telecommunication Services
Telekom Austria AG	644,944	3,554

Belgium 1.50%

Beverages
Anheuser-Busch InBev NV	60,461	7,604

Canada 0.97%

Oil, Gas & Consumable Fuels
Crescent Point Energy Corp.	282,300	3,130
Seven Generations Energy Ltd. Class A *	157,800	1,775
Total Canada		4,905

China 2.10%

Automobiles 0.21%
Great Wall Motor Co., Ltd. Class H	1,396,744	1,078
Internet Software & Services 1.01%
Baidu, Inc. ADR *	31,393	5,125
Real Estate Management & Development 0.88%
China Overseas Land & Investment Ltd.	1,523,677	4,452
Total China		10,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
France 10.37%

Aerospace & Defense 1.51%
Safran SA	118,103	$7,651
Banks 1.14%
BNP Paribas SA	121,782	5,769
Food Products 2.34%
Danone SA	171,841	11,836
Insurance 1.14%
AXA SA	233,869	5,779
Life Sciences Tools & Services 0.45%
Genfit *	71,199	2,262
Media 1.52%
Vivendi SA	353,524	7,686
Oil, Gas & Consumable Fuels 0.85%
Total SA	97,434	4,328
Real Estate Investment Trusts 1.42%
Klepierre	166,587	7,220
Total France		52,531

Germany 7.27%

Diversified Financial Services 0.89%
Deutsche Boerse AG	52,924	4,516
Diversified Telecommunication Services 1.66%
Deutsche Telekom AG Registered Shares	484,183	8,431
Health Care Providers & Services 2.57%
Fresenius Medical Care AG & Co. KGaA	63,850	5,671
Fresenius SE & Co. KGaA	110,679	7,344
		13,015
Life Sciences Tools & Services 0.44%
MorphoSys AG *	47,062	2,239
Software 1.71%
SAP SE	108,541	8,649
Total Germany		36,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong 3.58%

Electric: Utilities 1.01%
Cheung Kong Infrastructure Holdings Ltd.	545,091	$5,127
Household Durables 0.88%
Techtronic Industries Co., Ltd.	1,170,000	4,439
Industrial Conglomerates 1.69%
CK Hutchison Holdings Ltd.	684,600	8,554
Total Hong Kong		18,120

India 1.48%

Oil, Gas & Consumable Fuels 0.65%
Reliance Industries Ltd.	215,985	3,313
Thrifts & Mortgage Finance 0.83%
Indiabulls Housing Finance Ltd.	399,497	4,190
Total India		7,503

Indonesia 0.91%

Food Products
PT Indofood Sukses Makmur Tbk	10,071,000	4,582

Israel 1.90%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	156,853	9,643

Italy 2.22%

Gas Utilities
Snam SpA	2,005,587	11,253

Japan 18.44%

Airlines 1.51%
Japan Airlines Co., Ltd.	204,600	7,679
Auto Components 1.26%
Stanley Electric Co., Ltd.	289,900	6,380
Automobiles 3.01%
Honda Motor Co., Ltd.	334,300	9,062
Toyota Motor Corp.	102,500	6,173
		15,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Banks 1.67%
Sumitomo Mitsui Financial Group, Inc.	252,400	$8,468
Chemicals 1.03%
Asahi Kasei Corp.	800,486	5,201
Diversified Financial Services 1.03%
ORIX Corp.	369,800	5,230
Electrical Equipment 1.02%
Nidec Corp.	75,800	5,172
Food & Staples Retailing 1.30%
Seven & i Holdings Co., Ltd.	147,400	6,575
Information Technology Services 3.33%
Obic Co., Ltd.	143,000	7,407
SCSK Corp.	215,800	9,483
		16,890
Pharmaceuticals 1.51%
Astellas Pharma, Inc.	552,800	7,654
Real Estate Management & Development 1.04%
Daiwa House Industry Co., Ltd.	187,200	5,285
Wireless Telecommunication Services 0.73%
SoftBank Group Corp.	83,700	3,686
Total Japan		93,455

Netherlands 5.67%

Beverages 2.37%
Heineken Holding NV	156,588	11,984
Insurance 0.98%
Aegon NV	878,338	4,967
Oil, Gas & Consumable Fuels 1.24%
Royal Dutch Shell plc Class A ADR	142,617	6,265
Semiconductors & Semiconductor Equipment 1.08%
ASML Holding NV	59,828	5,491
Total Netherlands		28,707

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
South Korea 1.69%

Technology Hardware, Storage & Peripherals 0.91%
Samsung Electronics Co., Ltd.	4,785	$4,629
Wireless Telecommunication Services 0.78%
SK Telecom Co., Ltd.	22,487	3,945
Total South Korea		8,574

Spain 0.47%

Construction & Engineering
ACS Actividades de Construccion y Servicios SA	93,268	2,370

Sweden 1.38%

Diversified Telecommunication Services 0.66%
TeliaSonera AB	711,753	3,361
Machinery 0.72%
Volvo AB B Shares	401,508	3,647
Total Sweden		7,008

Switzerland 3.02%

Pharmaceuticals
Novartis AG Registered Shares	74,983	5,809
Roche Holding AG	36,710	9,509
Total Switzerland		15,318

Taiwan 0.76%

Electronic Equipment, Instruments & Components
Delta Electronics, Inc.	914,148	3,869

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom 26.87%

Aerospace & Defense 1.60%
BAE Systems plc	1,095,732	$8,104
Airlines 1.11%
International Consolidated Airlines Group SA	727,956	5,629
Banks 3.87%
Barclays plc	1,803,546	4,826
HSBC Holdings plc	1,194,629	8,425
Lloyds Banking Group plc	6,758,298	6,332
		19,583
Beverages 1.34%
SABMiller plc	113,767	6,813
Capital Markets 0.90%
Jupiter Fund Management plc	769,492	4,580
Diversified Telecommunication Services 1.68%
BT Group plc	1,220,857	8,497
Household Durables 1.59%
Berkeley Group Holdings plc	159,365	8,057
Insurance 1.53%
Prudential plc	393,415	7,729
Media 3.28%
ITV plc	2,459,615	9,403
Pearson plc	113,173	1,278
WPP plc	272,562	5,927
		16,608
Metals & Mining 0.89%
Rio Tinto plc ADR	182,689	4,503
Multi-Line Retail 0.46%
Debenhams plc	2,087,239	2,343
Multi-Utilities 1.90%
National Grid plc	683,873	9,635
Oil, Gas & Consumable Fuels 0.77%
BG Group plc	256,350	3,879
Personal Products 1.52%
Unilever plc	175,492	7,715
Pharmaceuticals 1.39%
AstraZeneca plc	109,738	7,066
Tobacco 2.36%
Imperial Tobacco Group plc	220,342	11,931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Trading Companies & Distributors 0.68%
Ashtead Group plc	268,505	$3,464
Total United Kingdom		136,136
Total Common Stocks (cost $486,768,772)		473,875

	Principal Amount (000)
SHORT-TERM INVESTMENT 8.13%

Repurchase Agreement

Repurchase Agreement dated 1/29/2016, 0.03% due 2/1/2016 with Fixed Income Clearing Corp. collateralized by $38,780,000 of U.S. Treasury Note at 2.75% due 2/15/2024; value: $42,027,825; proceeds: $41,199,714 (cost $41,199,611)	$41,200	41,200
Total Investments in Securities 101.65% (cost $527,968,383)		515,075
Liabilities in Excess of Foreign Cash and Other Assets(a) (1.65)%		(8,372)
Net Assets 100.00%		$506,703

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2016

Open Forward Foreign Currency Exchange Contracts at January 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Buy	Bank of America	2/16/2016	600,000	$645,719	$650,195	$4,476
euro	Buy	Morgan Stanley	2/16/2016	2,000,000	2,157,505	2,167,317	9,812
euro	Buy	Standard Chartered Bank	2/16/2016	1,070,000	1,154,548	1,159,514	4,966
Japanese yen	Buy	Standard Chartered Bank	2/19/2016	873,000,000	7,190,976	7,213,138	22,162
British pound	Sell	Bank of America	5/19/2016	1,260,000	1,840,983	1,795,909	45,074
British pound	Sell	State Street Bank and Trust	5/19/2016	22,065,000	31,755,176	31,449,790	305,386
Canadian dollar	Sell	State Street Bank and Trust	4/14/2016	3,722,000	2,722,820	2,656,989	65,831
Danish krone	Sell	UBS AG	2/16/2016	7,100,000	1,038,241	1,031,020	7,221
euro	Sell	Citibank	2/16/2016	1,040,000	1,127,978	1,127,005	973
euro	Sell	Deutsche Bank AG	2/16/2016	1,300,000	1,460,937	1,408,756	52,181
euro	Sell	Deutsche Bank AG	2/16/2016	2,400,000	2,715,521	2,600,780	114,741
euro	Sell	Deutsche Bank AG	2/16/2016	1,264,000	1,442,307	1,369,744	72,563
euro	Sell	J.P. Morgan	2/16/2016	800,000	902,717	866,927	35,790
euro	Sell	J.P. Morgan	2/16/2016	7,200,000	8,117,344	7,802,341	315,003
euro	Sell	J.P. Morgan	2/16/2016	610,000	668,666	661,032	7,634
euro	Sell	J.P. Morgan	2/16/2016	1,020,000	1,116,742	1,105,332	11,410
euro	Sell	J.P. Morgan	2/16/2016	1,400,000	1,525,371	1,517,122	8,249
euro	Sell	J.P. Morgan	2/16/2016	2,710,000	2,957,029	2,936,715	20,314
euro	Sell	Morgan Stanley	2/16/2016	980,000	1,105,906	1,061,985	43,921
euro	Sell	Morgan Stanley	2/16/2016	2,200,000	2,507,592	2,384,049	123,543
euro	Sell	Morgan Stanley	2/16/2016	2,735,000	2,966,589	2,963,806	2,783
euro	Sell	Morgan Stanley	2/16/2016	3,950,000	4,306,896	4,280,451	26,445
euro	Sell	State Street Bank and Trust	2/16/2016	2,570,000	2,835,599	2,785,002	50,597
euro	Sell	State Street Bank and Trust	2/16/2016	1,695,000	1,837,234	1,836,801	433
euro	Sell	UBS AG	2/16/2016	1,080,000	1,228,575	1,170,351	58,224
Israeli new shekel	Sell	Deutsche Bank AG	2/23/2016	11,360,000	2,929,798	2,869,589	60,209
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,469,941

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Standard Chartered Bank	2/19/2016	1,870,000	$1,332,000	$1,322,414	$(9,586)
Australian dollar	Buy	Standard Chartered Bank	2/19/2016	13,200,000	9,590,882	9,334,691	(256,191)
Australian dollar	Buy	Standard Chartered Bank	4/14/2016	9,860,000	7,155,678	6,954,799	(200,879)
Australian dollar	Buy	State Street Bank and Trust	2/19/2016	2,170,000	1,586,368	1,534,567	(51,801)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2016

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	Bank of America	3/14/2016	7,100,000	$1,797,751	$1,753,313	$(44,438)
Danish krone	Buy	Deutsche Bank AG	2/16/2016	125,400,000	18,966,716	18,209,848	(756,868)
Danish krone	Buy	Morgan Stanley	2/16/2016	8,000,000	1,171,557	1,161,713	(9,844)
Danish krone	Buy	State Street Bank and Trust	2/16/2016	6,460,000	944,053	938,083	(5,970)
euro	Buy	Bank of America	2/16/2016	2,520,000	2,776,372	2,730,819	(45,553)
euro	Buy	J.P. Morgan	2/16/2016	500,000	568,699	541,829	(26,870)
euro	Buy	J.P. Morgan	2/16/2016	6,285,000	6,850,414	6,810,794	(39,620)
euro	Buy	J.P. Morgan	2/16/2016	1,830,000	1,983,371	1,983,095	(276)
euro	Buy	J.P. Morgan	2/16/2016	1,600,000	1,742,745	1,733,854	(8,891)
euro	Buy	J.P. Morgan	2/16/2016	1,790,000	1,968,088	1,939,749	(28,339)
euro	Buy	J.P. Morgan	2/16/2016	1,530,000	1,676,498	1,657,998	(18,500)
euro	Buy	J.P. Morgan	2/16/2016	1,500,000	1,636,656	1,625,488	(11,168)
euro	Buy	Morgan Stanley	2/16/2016	1,080,000	1,174,280	1,170,351	(3,929)
euro	Buy	UBS AG	2/16/2016	951,510	1,038,241	1,031,112	(7,129)
Japanese yen	Buy	J.P. Morgan	2/19/2016	160,300,000	1,369,593	1,324,474	(45,119)
Japanese yen	Buy	J.P. Morgan	2/19/2016	355,000,000	2,947,695	2,933,177	(14,518)
Japanese yen	Buy	Morgan Stanley	2/19/2016	374,600,000	3,186,993	3,095,122	(91,871)
Japanese yen	Buy	Standard Chartered Bank	6/20/2016	586,300,000	4,966,626	4,862,120	(104,506)
South African rand	Buy	J.P. Morgan	3/23/2016	53,430,000	3,727,818	3,331,574	(396,244)
Swedish krona	Buy	Morgan Stanley	4/14/2016	17,460,000	2,070,695	2,038,862	(31,833)
Swiss franc	Buy	Morgan Stanley	5/19/2016	2,525,000	2,503,988	2,476,809	(27,179)
Swiss franc	Buy	Standard Chartered Bank	2/22/2016	9,160,000	9,660,053	8,949,070	(710,983)
Swiss franc	Buy	Standard Chartered Bank	5/19/2016	1,255,000	1,243,179	1,231,047	(12,132)
Swiss franc	Buy	Standard Chartered Bank	5/19/2016	12,915,000	12,878,561	12,668,512	(210,049)
euro	Sell	Bank of America	2/16/2016	1,470,000	1,592,413	1,592,978	(565)
euro	Sell	Bank of America	2/16/2016	1,100,000	1,162,294	1,192,024	(29,730)
euro	Sell	Standard Chartered Bank	2/16/2016	1,280,000	1,371,004	1,387,083	(16,079)
Israeli new shekel	Sell	Goldman Sachs	2/23/2016	4,555,000	1,146,668	1,150,614	(3,946)
Japanese yen	Sell	J.P. Morgan	2/19/2016	193,050,000	1,571,234	1,595,070	(23,836)
South African rand	Sell	Deutsche Bank AG	3/23/2016	8,000,000	494,036	498,832	(4,796)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,249,238)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2016

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks(3)
Australia	$—	$11,238	$—	$11,238
Austria	—	3,554	—	3,554
Belgium	—	7,604	—	7,604
Canada	4,905	—	—	4,905
China	5,126	1,078	—	6,204
France	—	52,531	—	52,531
Germany	—	36,850	—	36,850
Hong Kong	—	22,571	—	22,571
India	—	7,503	—	7,503
Indonesia	—	4,582	—	4,582
Israel	9,643	—	—	9,643
Italy	—	11,253	—	11,253
Japan	—	93,455	—	93,455
Netherlands	6,265	22,442	—	28,707
South Korea	—	8,574	—	8,574
Spain	—	2,370	—	2,370
Sweden	—	7,008	—	7,008
Switzerland	—	15,318	—	15,318
Taiwan	—	3,869	—	3,869
United Kingdom	4,503	131,633	—	136,136
Repurchase Agreement	—	41,200	—	41,200
Total	$30,442	$484,633	$—	$515,075
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$1,470	$—	$1,470
Liabilities	—	(3,249)	—	(3,249)
Total	$—	$(1,779)	$—	$(1,779)

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of January 31, 2016, the Fund utilized adjusted valuations for the majority of foreign securities (as described in Note 2(a)), which resulted in Level 2 inputs. As of October 31, 2015, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded, which resulted in Level 1 inputs for all foreign securities. For the period ended January 31, 2016, the total securities transferred from Level 1 to Level 2 amounted to $441,177,855.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 97.53%

COMMON STOCKS 96.33%

Australia 7.38%

Banks 1.98%
National Australia Bank Ltd.	1,708,258	$33,936
Electric: Utilities 1.31%
AusNet Services	21,471,839	22,486
Food & Staples Retailing 0.74%
Woolworths Ltd.	736,900	12,663
Personal Products 0.82%
Asaleo Care Ltd.	12,584,372	13,991
Real Estate Investment Trusts 2.53%
Mirvac Group	21,464,452	29,308
Scentre Group	4,494,812	14,041
		43,349
Total Australia		126,425

Belgium 2.29%

Air Freight & Logistics 1.02%
bpost SA	739,018	17,532
Beverages 1.27%
Anheuser-Busch InBev NV	172,956	21,752
Total Belgium		39,284

Brazil 0.72%

Independent Power & Renewable Electricity Producers
AES Tiete Energia SA	3,738,200	12,271

Canada 6.34%

Oil, Gas & Consumable Fuels 4.96%
ARC Resources Ltd.	1,570,500	21,110
Crescent Point Energy Corp.	2,591,852	28,732
Freehold Royalties Ltd.	1,049,040	8,020
Whitecap Resources, Inc.	4,958,900	27,115
		84,977
Real Estate Investment Trusts 1.38%
RioCan Real Estate Investment Trust	1,339,800	23,661
Total Canada		108,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
China 1.19%

Real Estate Management & Development
KWG Property Holding Ltd.	7,098,700	$4,500
Longfor Properties Co., Ltd.	12,406,800	15,850
		20,350
Denmark 0.68%

Diversified Telecommunication Services
TDC A/S	2,698,187	11,587

Finland 1.43%

Diversified Telecommunication Services
Elisa OYJ	677,408	24,535

France 8.36%

Banks 1.20%
BNP Paribas SA	432,613	20,494
Diversified Telecommunication Services 1.59%
Orange SA	1,535,428	27,262
Insurance 1.24%
AXA SA	857,975	21,203
Media 1.73%
Vivendi SA	1,360,514	29,578
Oil, Gas & Consumable Fuels 0.96%
Total SA ADR	371,345	16,458
Real Estate Investment Trusts 1.64%
Klepierre	650,511	28,194
Total France		143,189

Germany 4.03%

Diversified Telecommunication Services 1.70%
Deutsche Telekom AG Registered Shares	1,676,384	29,191
Media 0.94%
ProSiebenSat.1 Media SE	321,484	16,062
Wireless Telecommunication Services 1.39%
Freenet AG	764,421	23,772
Total Germany		69,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong 2.54%

Communications Equipment 0.86%
VTech Holdings Ltd.	1,475,400	$14,811
Industrial Conglomerates 1.68%
CK Hutchison Holdings Ltd.	2,297,900	28,712
Total Hong Kong		43,523

India 0.80%

Thrifts & Mortgage Finance
Indiabulls Housing Finance Ltd.	1,307,901	13,719

Israel 1.65%

Diversified Telecommunication Services
Bezeq The Israeli Telecommunication Corp., Ltd.	13,114,802	28,272

Italy 2.67%

Gas Utilities
Snam SpA	8,161,370	45,792

Japan 5.71%

Airlines 1.76%
Japan Airlines Co., Ltd.	803,900	30,173
Automobiles 1.82%
Nissan Motor Co., Ltd.	1,802,700	17,929
Toyota Motor Corp.	218,700	13,172
		31,101
Banks 1.63%
Aozora Bank Ltd.	4,085,400	13,684
Sumitomo Mitsui Financial Group, Inc.	426,900	14,322
		28,006

Real Estate Management & Development 0.50%
Daiwa House Industry Co., Ltd.	306,200	8,645
Total Japan		97,925

Macau 0.80%

Hotels, Restaurants & Leisure
Sands China Ltd.	3,965,200	13,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Netherlands 2.33%

Insurance 0.85%
Aegon NV	2,570,162	$14,534
Oil, Gas & Consumable Fuels 1.48%
Royal Dutch Shell plc Class A ADR	578,824	25,428
Total Netherlands		39,962

New Zealand 2.73%

Airlines 1.02%
Air New Zealand Ltd.	9,066,464	17,393
Diversified Telecommunication Services 1.71%
Spark New Zealand Ltd.	13,427,067	29,370
Total New Zealand		46,763

Singapore 1.77%

Real Estate Investment Trusts
Ascendas Real Estate Investment Trust	8,043,800	13,189
Mapletree Logistics Trust	25,806,800	17,075
		30,264
South Korea 1.20%

Technology Hardware, Storage & Peripherals 0.50%
Samsung Electronics Co., Ltd.	10,101	8,498
Wireless Telecommunication Services 0.70%
SK Telecom Co., Ltd.	68,895	12,085
Total South Korea		20,583

Spain 3.91%

Construction & Engineering 0.48%
ACS Actividades de Construccion y Servicios SA	326,270	8,289
Diversified Financial Services 1.12%
Bolsas y Mercados Espanoles, SHMFS, SA	641,626	19,277
Gas Utilities 2.31%
Enagas SA	1,358,362	39,509
Total Spain		67,075

Sweden 1.43%

Diversified Telecommunication Services 0.70%
TeliaSonera AB	2,550,986	12,048

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Sweden (continued)

Machinery 0.73%
Volvo AB B Shares	1,371,710	$12,459
Total Sweden		24,507

Switzerland 4.28%

Food Products 1.73%
Nestle SA Registered Shares	403,215	29,706
Pharmaceuticals 2.55%
Novartis AG Registered Shares	216,682	16,787
Roche Holding AG	103,857	26,902
		43,689
Total Switzerland		73,395

Taiwan 1.52%

Electronic Equipment, Instruments & Components 0.85%
Delta Electronics, Inc.	3,431,329	14,524
Technology Hardware, Storage & Peripherals 0.67%
Asustek Computer, Inc.	1,424,300	11,547
Total Taiwan		26,071

Turkey 0.86%

Automobiles
Tofas Turk Otomobil Fabrikasi AS	2,130,209	14,732

United Kingdom 29.71%

Aerospace & Defense 1.60%
BAE Systems plc	3,696,377	27,338
Banks 3.01%
Barclays plc	7,709,451	20,630
HSBC Holdings plc	4,376,366	30,864
		51,494
Capital Markets 1.25%
Jupiter Fund Management plc	3,597,230	21,411
Electric: Utilities 1.68%
SSE plc	1,391,301	28,868
Household Durables 1.66%
Berkeley Group Holdings plc	562,381	28,432

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Insurance 2.43%
Lancashire Holdings Ltd.	1,738,981	$15,545
Prudential plc	1,329,933	26,128
		41,673

Media 3.60%
ITV plc	8,900,893	34,027
Pearson plc	889,353	10,040
RELX plc	998,395	17,566
		61,633
Metals & Mining 1.30%
Rio Tinto plc ADR	904,259	22,290
Multi-Utilities 2.91%
National Grid plc	3,538,363	49,851
Oil, Gas & Consumable Fuels 1.27%
BP plc	4,019,987	21,709
Personal Products 1.63%
Unilever plc	636,297	27,975
Pharmaceuticals 3.03%
AstraZeneca plc	373,265	24,035
GlaxoSmithKline plc	1,354,003	27,893
		51,928
Tobacco 2.73%
Imperial Tobacco Group plc	865,202	46,847
Wireless Telecommunication Services 1.61%
Vodafone Group plc	8,586,628	27,600
Total United Kingdom		509,049
Total Common Stocks (cost $1,863,555,568)		1,650,594

	Principal Amount
CORPORATE BOND 1.20%

Spain

Banks
Banco Popular Espanol SA (a) (cost $27,504,372)	$19,000,000	20,557
Total Long-Term Investments (cost $1,891,059,940)		1,671,151

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2016

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 3.99%

Repurchase Agreement

Repurchase Agreement dated 1/29/2016, 0.03% due 2/1/2016 with Fixed Income Clearing Corp. collateralized by $65,700,000 of U.S. Treasury Note at 4.625% due 2/15/2017; value: $69,724,125; proceeds: $68,351,963 (cost $68,351,792)	$68,352	$68,352
Total Investments in Securities 101.52% (cost $1,959,411,732)		1,739,503
Liabilities in Excess of Foreign Cash and Other Assets(b)(1.52)%		(26,086)
Net Assets 100.00%		$1,713,417

ADR	American Depositary Receipt.

(a)	The security has an interest rate of 11.50%, is perpetual in nature and has no stated maturity.
(b)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at January 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	J.P. Morgan	2/19/2016	6,565,000	$4,578,709	$4,642,595	$63,886
Australian dollar	Buy	J.P. Morgan	2/19/2016	3,800,000	2,649,218	2,687,260	38,042
Australian dollar	Buy	J.P. Morgan	2/19/2016	20,000,000	14,033,776	14,143,472	109,696
Australian dollar	Buy	Morgan Stanley	2/19/2016	11,900,000	8,371,418	8,415,366	43,948
British pound	Buy	Morgan Stanley	5/19/2016	8,265,000	11,750,689	11,780,308	29,619
British pound	Buy	Standard Chartered Bank	5/19/2016	6,950,000	9,839,636	9,906,007	66,371
euro	Buy	J.P. Morgan	2/16/2016	9,600,000	10,241,520	10,403,122	161,602
euro	Buy	State Street Bank and Trust	2/16/2016	7,800,000	8,386,521	8,452,536	66,015
Japanese yen	Buy	Morgan Stanley	2/22/2016	687,000,000	5,657,070	5,676,629	19,559
Swedish krona	Buy	Deutsche Bank AG	3/23/2016	225,437,000	26,109,041	26,304,754	195,713
Swedish krona	Buy	UBS AG	3/23/2016	23,400,000	2,709,763	2,730,391	20,628
Australian dollar	Sell	J.P. Morgan	2/19/2016	10,060,000	7,217,580	7,114,166	103,414
Australian dollar	Sell	J.P. Morgan	2/19/2016	6,830,000	4,909,374	4,829,996	79,378
Australian dollar	Sell	J.P. Morgan	2/19/2016	13,500,000	9,697,305	9,546,843	150,462
Australian dollar	Sell	J.P. Morgan	2/19/2016	16,325,000	11,912,055	11,544,609	367,446
Australian dollar	Sell	J.P. Morgan	2/19/2016	13,360,000	9,480,789	9,447,839	32,950
Australian dollar	Sell	J.P. Morgan	2/19/2016	25,000,000	17,688,218	17,679,340	8,878
Australian dollar	Sell	J.P. Morgan	2/19/2016	11,300,000	8,014,997	7,991,062	23,935
Australian dollar	Sell	Standard Chartered Bank	2/19/2016	7,860,000	5,655,565	5,558,384	97,181
British pound	Sell	State Street Bank and Trust	5/19/2016	137,044,000	197,228,928	195,332,201	1,896,727
Canadian dollar	Sell	UBS AG	2/19/2016	5,910,000	4,230,542	4,218,701	11,841
euro	Sell	J.P. Morgan	2/16/2016	18,700,000	21,082,548	20,264,414	818,134
euro	Sell	J.P. Morgan	2/16/2016	4,900,000	5,337,155	5,309,927	27,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2016

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Morgan Stanley	2/16/2016	7,900,000	$8,711,130	$8,560,902	$150,228
euro	Sell	Morgan Stanley	2/16/2016	9,200,000	10,081,009	9,969,658	111,351
Israeli new shekel	Sell	Deutsche Bank AG	2/23/2016	30,000,000	7,780,527	7,578,141	202,386
Japanese yen	Sell	Morgan Stanley	2/22/2016	17,200,000,000	143,910,173	142,122,306	1,787,867
South African rand	Sell	UBS AG	3/23/2016	63,200,000	4,320,573	3,940,773	379,800
South Korean won	Sell	State Street Bank and Trust	4/28/2016	8,840,000,000	7,513,174	7,299,150	214,024
Swiss franc	Sell	Deutsche Bank AG	2/22/2016	6,040,000	6,249,994	5,900,915	349,079
Swiss franc	Sell	Standard Chartered Bank	2/22/2016	50,191,000	52,930,972	49,035,240	3,895,732
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$11,523,120

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Bank of America	2/19/2016	137,150,000	$99,760,853	$96,988,858	$(2,771,995)
Australian dollar	Buy	Deutsche Bank AG	2/19/2016	3,500,000	2,507,610	2,475,108	(32,502)
Australian dollar	Buy	J.P. Morgan	2/19/2016	18,400,000	13,124,503	13,011,994	(112,509)
Australian dollar	Buy	Morgan Stanley	2/19/2016	5,200,000	3,750,463	3,677,303	(73,160)
Australian dollar	Buy	Morgan Stanley	2/19/2016	8,070,000	5,729,564	5,706,891	(22,673)
Australian dollar	Buy	Standard Chartered Bank	2/19/2016	14,800,000	10,841,305	10,466,169	(375,136)
Australian dollar	Buy	Standard Chartered Bank	2/19/2016	131,000,000	95,299,880	92,639,741	(2,660,139)
Australian dollar	Buy	Standard Chartered Bank	2/19/2016	130,800,000	95,036,926	92,498,306	(2,538,620)
Australian dollar	Buy	Standard Chartered Bank	2/19/2016	15,300,000	11,044,496	10,819,756	(224,740)
Australian dollar	Buy	State Street Bank and Trust	2/19/2016	7,600,000	5,519,500	5,374,519	(144,981)
Canadian dollar	Buy	State Street Bank and Trust	2/19/2016	61,000,000	47,217,825	43,543,281	(3,674,544)
euro	Buy	Bank of America	2/16/2016	8,570,000	9,441,869	9,286,953	(154,916)
euro	Buy	Bank of America	2/16/2016	9,200,000	10,037,182	9,969,658	(67,524)
euro	Buy	Standard Chartered Bank	2/16/2016	5,530,000	6,026,810	5,992,632	(34,178)
Japanese yen	Buy	J.P. Morgan	2/22/2016	397,500,000	3,354,339	3,284,513	(69,826)
Japanese yen	Buy	J.P. Morgan	2/22/2016	1,150,000,000	9,826,623	9,502,363	(324,260)
Japanese yen	Buy	J.P. Morgan	2/22/2016	687,700,000	5,707,362	5,682,413	(24,949)
Japanese yen	Buy	J.P. Morgan	2/22/2016	815,000,000	6,902,959	6,734,284	(168,675)
Japanese yen	Buy	J.P. Morgan	2/22/2016	1,186,000,000	9,983,778	9,799,829	(183,949)
Japanese yen	Buy	Morgan Stanley	2/22/2016	825,600,000	7,020,511	6,821,871	(198,640)
Japanese yen	Buy	Morgan Stanley	2/22/2016	401,300,000	3,330,896	3,315,912	(14,984)
Japanese yen	Buy	State Street Bank and Trust	2/22/2016	400,500,000	3,433,618	3,309,301	(124,317)
South African rand	Buy	J.P. Morgan	3/23/2016	600,000,000	41,862,072	37,412,400	(4,449,672)
Swedish krona	Buy	UBS AG	3/23/2016	40,400,000	4,773,267	4,714,009	(59,258)
Swiss franc	Buy	UBS AG	2/22/2016	3,455,000	3,379,730	3,375,441	(4,289)
Australian dollar	Sell	J.P. Morgan	2/19/2016	12,500,000	8,833,461	8,839,670	(6,209)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2016

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Sell	J.P. Morgan	2/19/2016	17,560,000	$12,126,165	$12,417,968	$(291,803)
Australian dollar	Sell	J.P. Morgan	2/19/2016	7,020,000	4,913,398	4,964,359	(50,961)
Australian dollar	Sell	J.P. Morgan	2/19/2016	8,640,000	6,046,246	6,109,980	(63,734)
Australian dollar	Sell	J.P. Morgan	2/19/2016	12,800,000	8,925,518	9,051,822	(126,304)
British pound	Sell	UBS AG	5/19/2016	3,560,000	5,073,089	5,074,156	(1,067)
Canadian dollar	Sell	Goldman Sachs	2/19/2016	4,755,000	3,387,551	3,394,234	(6,683)
New Zealand dollar	Sell	Standard Chartered Bank	2/5/2016	17,500,000	11,135,198	11,330,777	(195,579)
South African rand	Sell	Deutsche Bank AG	3/23/2016	117,500,000	7,256,160	7,326,595	(70,435)
South African rand	Sell	Deutsche Bank AG	3/23/2016	158,500,000	9,742,754	9,883,109	(140,355)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(19,463,566)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2016

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks(3)
Australia	$12,663	$113,762	$—	$126,425
Belgium	—	39,284	—	39,284
Brazil	12,271	—	—	12,271
Canada	108,638	—	—	108,638
China	—	20,350	—	20,350
Denmark	—	11,587	—	11,587
Finland	—	24,535	—	24,535
France	16,458	126,731	—	143,189
Germany	—	69,025	—	69,025
Hong Kong	—	43,523	—	43,523
India	—	13,719	—	13,719
Israel	—	28,272	—	28,272
Italy	—	45,792	—	45,792
Japan	—	97,925	—	97,925
Macau	13,658	—	—	13,658
Netherlands	25,428	14,534	—	39,962
New Zealand	—	46,763	—	46,763
Singapore	—	30,264	—	30,264
South Korea	—	20,583	—	20,583
Spain	—	67,075	—	67,075
Sweden	—	24,507	—	24,507
Switzerland	—	73,395	—	73,395
Taiwan	—	26,071	—	26,071
Turkey	—	14,732	—	14,732
United Kingdom	22,290	486,759	—	509,049
Corporate Bond	—	20,557	—	20,557
Repurchase Agreement	—	68,352	—	68,352
Total	$211,406	$1,528,097	$—	$1,739,503
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$11,523	$—	$11,523
Liabilities	—	(19,464)	—	(19,464)
Total	$—	$(7,940)	$—	$(7,940)

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of January 31, 2016, the Fund utilized adjusted valuations for the majority of foreign securities (as described in Note 2(a)), which resulted in Level 2 inputs. As of October 31, 2015, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded, which resulted in Level 1 inputs for all foreign securities. For the period ended January 31, 2016, the total securities transferred from Level 1 to Level 2 amounted to $1,675,910,390.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 94.96%

Australia 4.58%

Beverages 1.46%
Treasury Wine Estates Ltd.	1,303,148	$8,482
Electric: Utilities 0.80%
AusNet Services	4,469,871	4,681
Hotels, Restaurants & Leisure 1.08%
Mantra Group Ltd.	1,824,679	6,301
Real Estate Investment Trusts 1.24%
Charter Hall Group	2,264,693	7,213
Total Australia		26,677

Austria 0.50%

Semiconductors & Semiconductor Equipment
ams AG	104,354	2,882

Canada 2.77%

Electric: Utilities 1.01%
Emera, Inc.	183,500	5,851
Metals & Mining 0.24%
HudBay Minerals, Inc.	707,466	1,394
Oil, Gas & Consumable Fuels 0.64%
Vermilion Energy, Inc.	42,900	1,147
Whitecap Resources, Inc.	476,400	2,605
		3,752

Paper & Forest Products 0.88%
Interfor Corp. *	659,709	5,109
Total Canada		16,106

Finland 2.62%

Leisure Product 1.49%
Amer Sports OYJ	317,417	8,688
Trading Companies & Distributors 1.13%
Cramo OYJ	342,279	6,583
Total Finland		15,271

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
France 2.81%

Commercial Services & Supplies 1.46%
Elior Participations SCA †	422,268	$8,472
Information Technology Services 1.07%
Altran Technologies SA	491,039	6,201
Life Sciences Tools & Services 0.28%
Genfit *	51,980	1,651
Total France		16,324

Germany 4.21%

Internet Software & Services 0.68%
XING AG	20,649	3,955
Life Sciences Tools & Services 1.34%
Gerresheimer AG	80,320	5,707
MorphoSys AG *	43,213	2,056
		7,763
Machinery 0.96%
Deutz AG	1,718,819	5,595
Real Estate Management & Development 1.23%
Patrizia Immobilien AG *	279,903	7,156
Total Germany		24,469

Hong Kong 3.33%

Communications Equipment 0.52%
VTech Holdings Ltd.	299,800	3,010
Diversified Telecommunication Services 0.86%
HKBN Ltd.	3,915,706	5,007
Electronic Equipment, Instruments & Components 0.44%
Wasion Group Holdings Ltd.	4,148,000	2,574

Energy Equipment & Services 0.13%
Hilong Holding Ltd.	6,298,900	781
Household Durables 1.20%
Techtronic Industries Co., Ltd.	1,844,000	6,996

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Internet Software & Services 0.18%
Yirendai Ltd. ADR *	149,250	$1,018
Total Hong Kong		19,386

India 3.39%

Information Technology Services 0.87%
Vakrangee Ltd.	1,880,657	5,069
Real Estate Management & Development 1.07%
Housing Development & Infrastructure Ltd. *	5,684,482	6,209

Thrifts & Mortgage Finance 1.45%
Dewan Housing Finance Corp., Ltd.	3,092,718	8,445
Total India		19,723

Indonesia 1.44%

Banks 1.28%
Bank Tabungan Negara Persero Tbk PT	74,470,804	7,449
Consumer Finance 0.16%
PT Clipan Finance Indonesia Tbk *	52,233,850	937
Total Indonesia		8,386

Ireland 6.92%

Beverages 1.06%
C&C Group plc	1,587,147	6,171
Food Products 1.22%
Greencore Group plc	1,283,775	7,131
Health Care Providers & Services 1.45%
UDG Healthcare plc	1,131,190	8,456
Household Durables 1.46%
Cairn Homes plc *	6,629,700	8,475
Real Estate Investment Trusts 0.74%
Hibernia REIT plc	3,066,734	4,299

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Ireland (continued)

Trading Companies & Distributors 0.99%
Grafton Group plc Unit	570,807	$5,737
Total Ireland		40,269

Israel 1.38%

Chemicals
Frutarom Industries Ltd.	159,037	8,053

Italy 4.14%

Banks 0.81%
Banca Popolare di Milano Scarl	5,715,913	4,693
Beverages 1.68%
Davide Campari-Milano SpA	1,116,982	9,798
Textiles, Apparel & Luxury Goods 1.65%
Brunello Cucinelli SpA	354,177	5,927
Moncler SpA	247,441	3,669
		9,596
Total Italy		24,087

Japan 20.93%

Construction & Engineering 0.48%
SHO-BOND Holdings Co., Ltd.	81,200	2,785
Containers & Packaging 0.59%
Fuji Seal International, Inc.	112,700	3,405
Electronic Equipment, Instruments & Components 1.53%
Hitachi High-Technologies Corp.	206,400	5,857
Topcon Corp.	215,800	3,062
		8,919
Food & Staples Retailing 1.72%
Sundrug Co., Ltd.	151,200	10,017
Hotels, Restaurants & Leisure 2.29%
Resorttrust, Inc.	275,900	6,951
St. Marc Holdings Co., Ltd.	237,700	6,389
		13,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Household Durables 1.04%
Iida Group Holdings Co., Ltd.	338,600	$6,036
Information Technology Services 3.85%
NS Solutions Corp.	136,100	3,086
Obic Co., Ltd.	147,600	7,646
SCSK Corp.	265,800	11,679
		22,411
Machinery 1.65%
CKD Corp.	690,800	6,474
Nabtesco Corp.	180,100	3,116
		9,590
Pharmaceuticals 0.72%
Sawai Pharmaceutical Co., Ltd.	60,500	4,195
Professional Services 2.57%
en-japan, Inc.	141,700	4,788
Tanseisha Co., Ltd.	917,500	5,854
Temp Holdings Co., Ltd.	291,500	4,313
		14,955
Real Estate Management & Development 1.69%
Hulic Co., Ltd.	201,700	1,739
Takara Leben Co., Ltd.	1,569,000	8,067
		9,806
Semiconductors & Semiconductor Equipment 0.26%
Ulvac, Inc.	59,800	1,523
Software 2.05%
NSD Co., Ltd.	359,300	5,224
Trend Micro, Inc.	159,200	6,697
		11,921
Wireless Telecommunication Services 0.49%
Okinawa Cellular Telephone Co.	112,600	2,874
Total Japan		121,777

Luxembourg 2.65%

Machinery 1.07%
Stabilus SA *	144,208	6,226
Real Estate Management & Development 1.58%
Grand City Properties SA	444,882	9,217
Total Luxembourg		15,443

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Netherlands 2.09%

Machinery 0.75%
Aalberts Industries NV	137,781	$4,352
Professional Services 1.34%
USG People NV	417,795	7,797
Total Netherlands		12,149

New Zealand 0.85%

Airlines
Air New Zealand Ltd.	2,568,146	4,927

Philippines 1.40%

Banks 0.51%
Rizal Commercial Banking Corp.	4,295,080	2,962
Real Estate Management & Development 0.89%
Filinvest Land, Inc.	166,708,000	5,195
Total Philippines		8,157

Portugal 1.40%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	2,701,275	8,120

South Korea 0.57%

Electronic Equipment, Instruments & Components 0.28%
SFA Engineering Corp. *	37,264	1,657
Semiconductors & Semiconductor Equipment 0.29%
Viatron Technologies, Inc. *	86,257	1,686
Total South Korea		3,343

Spain 3.47%

Food Products 1.60%
Ebro Foods SA	474,345	9,297
Real Estate Investment Trusts 0.94%
Merlin Properties Socimi SA	473,013	5,493
Real Estate Management & Development 0.93%
Hispania Activos Inmobiliarios SA *	434,720	5,406
Total Spain		20,196

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Sweden 4.66%

Auto Components 0.37%
Dometic Group AB *†	353,224	$2,161
Commercial Services & Supplies 1.56%
Loomis AB Class B	305,337	9,093
Consumer Finance 1.33%
Hoist Finance AB *†	872,334	7,739
Food & Staples Retailing 1.40%
Axfood AB	465,299	8,141
Total Sweden		27,134

Switzerland 4.75%

Capital Markets 0.65%
EFG International AG *	434,426	3,791
Commercial Services & Supplies 1.25%
Gategroup Holding AG *	196,367	7,259
Consumer Finance 1.01%
Cembra Money Bank AG *	97,643	5,875
Electronic Equipment, Instruments & Components 0.58%
Sunny Optical Technology Group Co., Ltd.	1,590,000	3,413
Household Durables 1.26%
Forbo Holding AG Registered Shares *	6,903	7,326
Total Switzerland		27,664

Taiwan 0.74%

Technology Hardware, Storage & Peripherals
Adlink Technology, Inc.	2,058,836	4,300

United Kingdom 12.35%

Beverages 1.19%
Britvic plc	672,368	6,941
Capital Markets 0.92%
Ashmore Group plc	829,065	2,607
Jupiter Fund Management plc	463,287	2,758
		5,365
Chemicals 1.07%
Essentra plc	593,285	6,235
Communications Equipment 0.49%
Telit Communications plc *	975,205	2,836

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Consumer Finance 1.30%
Arrow Global Group plc	2,371,848	$7,537
Household Durables 2.95%
Bellway plc	214,429	8,514
Berkeley Group Holdings plc	38,521	1,948
DFS Furniture plc	1,494,262	6,707
		17,169
Multi-Line Retail 1.01%
B&M European Value Retail SA	750,243	3,004
Debenhams plc	1,484,635	1,667
Poundland Group plc	585,119	1,188
		5,859
Professional Services 2.03%
Exova Group plc	1,666,655	3,116
Hays plc	1,244,487	2,260
Michael Page International plc	1,108,788	6,438
		11,814
Specialty Retail 1.39%
Howden Joinery Group plc	1,128,496	8,083
Total United Kingdom		71,839

United States 1.01%

Diversified Financial Services
iShares MSCI EAFE Small-Cap ETF	125,243	5,865

Total Common Stocks (cost $561,205,832)		552,547

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.19%

Repurchase Agreement

Repurchase Agreement dated 1/29/2016, 0.03% due 2/1/2016 with Fixed Income Clearing Corp. collateralized by $23,995,000 of U.S. Treasury Note at 3.125% due 4/30/2017; value: $24,864,819; proceeds: $24,374,139 (cost $24,374,078)	$24,374	24,374
Total Investments in Securities 99.15% (cost $585,579,910)		576,921
Foreign Cash and Other Assets in Excess of Liabilities(a) 0.85%		4,937
Net Assets 100.00%		$581,858

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2016

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
Unit	More than one class of securities traded together.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at January 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Bank of America	4/14/2016	1,770,000	$1,260,995	$1,263,533	$2,538
Danish krone	Buy	State Street Bank and Trust	2/16/2016	9,200,000	1,308,664	1,335,970	27,306
euro	Buy	Bank of America	2/16/2016	630,000	678,538	682,705	4,167
euro	Buy	Morgan Stanley	2/16/2016	1,790,000	1,916,089	1,939,749	23,660
euro	Buy	Morgan Stanley	2/16/2016	920,000	988,253	996,966	8,713
euro	Buy	Morgan Stanley	2/16/2016	1,950,000	2,076,071	2,113,134	37,063
euro	Buy	Standard Chartered Bank	2/16/2016	1,250,000	1,343,505	1,354,573	11,068
euro	Buy	Standard Chartered Bank	2/16/2016	1,650,000	1,749,850	1,788,037	38,187
South Korean won	Buy	Barclays Bank plc	2/1/2016	15,190,000,000	12,652,114	12,669,947	17,833
British pound	Sell	Goldman Sachs	2/16/2016	400,000	609,465	569,969	39,496
British pound	Sell	Morgan Stanley	2/16/2016	2,020,000	2,953,327	2,878,342	74,985
Danish krone	Sell	UBS AG	2/16/2016	13,000,000	1,901,004	1,887,783	13,221
euro	Sell	Deutsche Bank AG	2/16/2016	2,490,000	2,841,254	2,698,309	142,945
euro	Sell	Deutsche Bank AG	2/16/2016	950,000	1,074,894	1,029,476	45,418
euro	Sell	Deutsche Bank AG	2/16/2016	1,620,000	1,811,588	1,755,527	56,061
euro	Sell	Deutsche Bank AG	2/16/2016	1,668,000	1,866,902	1,807,542	59,360
euro	Sell	J.P. Morgan	2/16/2016	29,700,000	33,484,048	32,184,658	1,299,390
euro	Sell	J.P. Morgan	2/16/2016	1,200,000	1,307,460	1,300,390	7,070
euro	Sell	J.P. Morgan	2/16/2016	700,000	767,322	758,561	8,761
euro	Sell	J.P. Morgan	2/16/2016	1,260,000	1,373,807	1,365,410	8,397
euro	Sell	Morgan Stanley	2/16/2016	762,000	866,830	825,748	41,082
euro	Sell	Morgan Stanley	2/16/2016	970,000	1,105,472	1,051,149	54,323
euro	Sell	Morgan Stanley	2/16/2016	870,000	991,639	942,783	48,856
euro	Sell	Morgan Stanley	2/16/2016	1,058,000	1,185,162	1,146,510	38,652
euro	Sell	Morgan Stanley	2/16/2016	970,000	1,107,053	1,051,149	55,904
euro	Sell	Morgan Stanley	2/16/2016	860,000	986,202	931,946	54,256
euro	Sell	Standard Chartered Bank	2/16/2016	1,900,000	2,098,555	2,058,951	39,604
euro	Sell	State Street Bank and Trust	2/16/2016	980,000	1,081,279	1,061,985	19,294
euro	Sell	State Street Bank and Trust	2/16/2016	1,320,000	1,449,588	1,430,429	19,159
euro	Sell	State Street Bank and Trust	2/16/2016	1,730,000	1,908,534	1,874,729	33,805
Indian rupee	Sell	Barclays Bank plc	2/29/2016	652,000,000	9,833,939	9,562,284	271,655
Indian rupee	Sell	Morgan Stanley	2/29/2016	124,300,000	1,862,479	1,822,994	39,485
South Korean won	Sell	State Street Bank and Trust	2/1/2016	2,650,000,000	2,214,793	2,210,360	4,433
Swedish krona	Sell	UBS AG	4/14/2016	24,525,000	2,863,976	2,863,866	110
Swiss franc	Sell	Bank of America	3/17/2016	2,320,000	2,335,505	2,268,906	66,599
Swiss franc	Sell	Morgan Stanley	3/17/2016	2,350,000	2,366,083	2,298,246	67,837
Swiss franc	Sell	State Street Bank and Trust	3/17/2016	1,140,000	1,141,399	1,114,894	26,505
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,807,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2016

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Morgan Stanley	4/29/2016	2,510,000	$1,801,963	$1,769,218	$(32,745)
British pound	Buy	Morgan Stanley	2/16/2016	2,420,000	3,713,291	3,448,311	(264,980)
Canadian dollar	Buy	State Street Bank and Trust	4/14/2016	19,238,000	14,073,513	13,733,249	(340,264)
Danish krone	Buy	Deutsche Bank AG	2/16/2016	126,000,000	19,057,466	18,296,977	(760,489)
Danish krone	Buy	Morgan Stanley	2/16/2016	9,600,000	1,447,936	1,394,055	(53,881)
euro	Buy	Bank of America	2/16/2016	1,340,000	1,467,338	1,452,102	(15,236)
euro	Buy	Bank of America	2/16/2016	1,100,000	1,203,714	1,192,024	(11,690)
euro	Buy	Bank of America	2/16/2016	670,000	730,969	726,051	(4,918)
euro	Buy	Citibank	2/16/2016	1,410,000	1,529,277	1,527,958	(1,319)
euro	Buy	Deutsche Bank AG	2/16/2016	2,200,000	2,414,927	2,384,049	(30,878)
euro	Buy	J.P. Morgan	2/16/2016	1,410,000	1,603,731	1,527,958	(75,773)
euro	Buy	J.P. Morgan	2/16/2016	1,660,000	1,825,154	1,798,873	(26,281)
euro	Buy	J.P. Morgan	2/16/2016	2,200,000	2,400,429	2,384,049	(16,380)
euro	Buy	J.P. Morgan	2/16/2016	840,000	918,731	910,273	(8,458)
euro	Buy	Morgan Stanley	2/16/2016	2,700,000	2,935,701	2,925,878	(9,823)
euro	Buy	Standard Chartered Bank	2/16/2016	1,850,000	2,029,348	2,004,768	(24,580)
euro	Buy	State Street Bank and Trust	2/16/2016	4,200,000	4,561,305	4,551,366	(9,939)
euro	Buy	UBS AG	2/16/2016	1,742,202	1,901,004	1,887,952	(13,052)
Japanese yen	Buy	Morgan Stanley	2/19/2016	645,000,000	5,451,941	5,329,294	(122,647)
Japanese yen	Buy	Morgan Stanley	2/19/2016	256,932,000	2,157,192	2,122,893	(34,299)
Japanese yen	Buy	Morgan Stanley	2/19/2016	589,200,000	4,926,595	4,868,248	(58,347)
South Korean won	Buy	Barclays Bank plc	4/4/2016	16,662,000,000	14,340,922	13,764,560	(576,362)
South Korean won	Buy	Barclays Bank plc	4/28/2016	12,570,000,000	10,432,660	10,378,994	(53,666)
Swiss franc	Buy	Bank of America	3/17/2016	20,730,000	20,723,161	20,273,460	(449,701)
euro	Sell	Bank of America	2/16/2016	2,230,000	2,356,287	2,416,558	(60,271)
euro	Sell	J.P. Morgan	2/16/2016	1,920,000	2,037,218	2,080,624	(43,406)
euro	Sell	J.P. Morgan	2/16/2016	1,240,000	1,314,730	1,343,737	(29,007)
euro	Sell	State Street Bank and Trust	2/16/2016	1,430,000	1,537,529	1,549,632	(12,103)
Japanese yen	Sell	Morgan Stanley	2/19/2016	175,130,000	1,443,645	1,447,007	(3,362)
Japanese yen	Sell	Morgan Stanley	2/19/2016	257,000,000	2,085,882	2,123,455	(37,573)
Japanese yen	Sell	Morgan Stanley	2/19/2016	370,700,000	3,052,147	3,062,898	(10,751)
South Korean won	Sell	Barclays Bank plc	2/1/2016	12,540,000,000	10,430,616	10,459,588	(28,972)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,221,153)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2016

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks(3)
Australia	$—	$26,677	$—	$26,677
Austria	—	2,882	—	2,882
Canada	16,106	—	—	16,106
Finland	—	15,271	—	15,271
France	8,472	7,852	—	16,324
Germany	—	24,469	—	24,469
Hong Kong	1,018	18,368	—	19,386
India	—	19,723	—	19,723
Indonesia	937	7,449	—	8,386
Ireland	12,774	27,495	—	40,269
Israel	—	8,053	—	8,053
Italy	—	24,087	—	24,087
Japan	—	121,777	—	121,777
Luxembourg	6,226	9,217	—	15,443
Netherlands	—	12,149	—	12,149
New Zealand	—	4,927	—	4,927
Philippines	—	8,157	—	8,157
Portugal	—	8,120	—	8,120
South Korea	—	3,343	—	3,343
Spain	—	20,196	—	20,196
Sweden	2,161	24,973	—	27,134
Switzerland	3,791	23,873	—	27,664
Taiwan	—	4,300	—	4,300
United Kingdom	17,248	54,591	—	71,839
United States	5,865	—	—	5,865
Repurchase Agreement	—	24,374	—	24,374
Total	$74,598	$502,323	$—	$576,921
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$2,807	$—	$2,807
Liabilities	—	(3,221)	—	(3,221)
Total	$—	$(414)	$—	$(414)

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of January 31, 2016, the Fund utilized adjusted valuations for the majority of foreign securities (as described in Note 2(a)), which resulted in Level 2 inputs. As of October 31, 2015, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded, which resulted in Level 1 inputs for all foreign securities. For the period ended January 31, 2016, the total securities transferred from Level 1 to Level 2 amounted to $458,831,265.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.00%

Aerospace & Defense 2.60%

Aerovironment, Inc.*	69,929	$1,784
Astronics Corp.*	23,135	746
TASER International, Inc.*	56,723	873
Total		3,403

Auto Components 0.50%

Fox Factory Holding Corp.*	44,497	658

Banks 1.47%

Cardinal Financial Corp.	46,506	887
ServisFirst Bancshares, Inc.	25,875	1,037
Total		1,924

Biotechnology 8.27%

Acceleron Pharma, Inc.*	31,398	964
Agios Pharmaceuticals, Inc.*	21,722	917
Blueprint Medicines Corp.*	46,721	735
Celldex Therapeutics, Inc.*	32,402	269
Coherus Biosciences, Inc.*	28,312	376
Dynavax Technologies Corp.*	70,666	1,702
Five Prime Therapeutics, Inc.*	42,078	1,513
Foundation Medicine, Inc.*	19,423	283
Genomic Health, Inc.*	42,665	1,229
Ophthotech Corp.*	16,980	920
Sage Therapeutics, Inc.*	17,872	600
Sarepta Therapeutics, Inc.*	49,191	584
Spark Therapeutics, Inc.*	25,285	712
Total		10,804

Building Products 2.13%

American Woodmark Corp.*	23,943	1,652
Builders FirstSource, Inc.*	140,372	1,127
Total		2,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2016

Investments	Shares	Fair Value (000)
Capital Markets 1.33%

Financial Engines, Inc.	24,933	$673
WisdomTree Investments, Inc.	89,365	1,072
Total		1,745

Communications Equipment 0.45%

Ruckus Wireless, Inc.*	70,371	592

Construction & Engineering 1.39%

Comfort Systems USA, Inc.	64,168	1,819

Diversified Consumer Services 1.61%

2U, Inc.*	45,710	923
Chegg, Inc.*	203,794	1,182
Total		2,105

Diversified Telecommunication Services 1.48%

8x8, Inc.*	154,494	1,940

Food Products 3.52%

Calavo Growers, Inc.	52,216	2,702
Diamond Foods, Inc.*	51,582	1,893
Total		4,595

Health Care Equipment & Supplies 9.15%

AtriCure, Inc.*	33,557	587
Endologix, Inc.*	81,397	580
Glaukos Corp.*	69,896	1,141
Inogen, Inc.*	27,096	901
LDR Holding Corp.*	33,648	618
Nevro Corp.*	37,127	2,294
Novadaq Technologies, Inc. (Canada)*(a)	58,698	646
NxStage Medical, Inc.*	143,849	2,722
Penumbra, Inc.*	28,533	1,221
ZELTIQ Aesthetics, Inc.*	53,892	1,251
Total		11,961

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2016

Investments	Shares	Fair Value (000)
Health Care Providers & Services 1.22%

HealthEquity, Inc.*	27,946	$602
Teladoc, Inc.*	61,398	997
Total		1,599

Health Care Technology 2.37%

Evolent Health, Inc. Class A*	75,713	747
Press Ganey Holdings, Inc.*	55,820	1,650
Vocera Communications, Inc.*	48,999	705
Total		3,102

Hotels, Restaurants & Leisure 4.33%

Chuy’s Holdings, Inc.*	67,901	2,321
Fiesta Restaurant Group, Inc.*	32,032	1,166
Habit Restaurants, Inc. (The) Class A*	52,959	1,087
Zoe’s Kitchen, Inc.*	38,938	1,082
Total		5,656

Household Durables 3.00%

iRobot Corp.*	68,219	2,315
LGI Homes, Inc.*	72,995	1,603
Total		3,918

Independent Power & Renewable Electricity Producers 0.49%

8Point3 Energy Partners LP	38,791	638

Information Technology Services 1.74%

Luxoft Holding, Inc. (Switzerland)*(a)	30,360	2,279

Internet & Catalog Retail 3.70%

Duluth Holdings, Inc.*	133,420	2,203
Etsy, Inc.*	111,590	866
Liberty TripAdvisor Holdings, Inc. Class A*	31,591	705
PetMed Express, Inc.	58,837	1,060
Total		4,834

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2016

Investments	Shares	Fair Value (000)
Internet Software & Services 12.56%

Alarm.com Holdings, Inc.*	49,655	$802
Apigee Corp.*	220,049	1,699
Appfolio, Inc. Class A*	73,861	990
Benefitfocus, Inc.*	44,713	1,304
Criteo SA ADR*	46,849	1,386
Cvent, Inc.*	49,942	1,319
Five9, Inc.*	75,106	626
Gogo, Inc.*	115,625	1,682
Instructure, Inc.*	52,719	914
Q2 Holdings, Inc.*	55,768	1,208
Stamps.com, Inc.*	18,433	1,729
TrueCar, Inc.*	150,843	977
Wix.com Ltd. (Israel)*(a)	86,949	1,775
Total		16,411

Leisure Product 1.11%

Smith & Wesson Holding Corp.*	67,326	1,452

Life Sciences Tools & Services 1.93%

Fluidigm Corp.*	45,770	307
Pacific Biosciences of California, Inc.*	206,823	2,211
Total		2,518

Machinery 0.85%

RBC Bearings, Inc.*	18,728	1,111

Media 2.44%

Entravision Communications Corp. Class A	274,513	2,048
Rentrak Corp.*	25,566	1,137
Total		3,185

Multi-Line Retail 1.24%

Ollie’s Bargain Outlet Holdings, Inc.*	72,423	1,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2016

Investments	Shares	Fair Value (000)
Pharmaceuticals 1.91%

Intra-Cellular Therapies, Inc.*	50,689	$1,880
Revance Therapeutics, Inc.*	29,835	618
Total		2,498

Professional Services 0.81%

Insperity, Inc.	23,681	1,064

Semiconductors & Semiconductor Equipment 7.03%

Inphi Corp.*	98,810	2,742
MaxLinear, Inc. Class A*	189,228	2,910
Photronics, Inc.*	58,740	701
Silicon Motion Technology Corp. ADR	53,256	1,656
SolarEdge Technologies, Inc. (Israel)*(a)	41,666	1,178
Total		9,187

Software 10.72%

BroadSoft, Inc.*	52,045	1,780
Callidus Software, Inc.*	115,537	1,783
Gigamon, Inc.*	62,855	1,643
Globant SA (Luxembourg)*(a)	60,512	1,841
Materialise NV ADR*	200,951	1,234
Paylocity Holding Corp.*	39,139	1,218
Rapid7, Inc.*	43,723	573
RingCentral, Inc. Class A*	46,915	1,023
Rubicon Project, Inc. (The)*	123,256	1,663
Silver Spring Networks, Inc.*	109,672	1,256
Total		14,014

Specialty Retail 1.91%

MarineMax, Inc.*	43,675	738
Tile Shop Holdings, Inc.*	116,469	1,760
Total		2,498

Technology Hardware, Storage & Peripherals 2.18%

Cray, Inc.*	54,438	2,144
Super Micro Computer, Inc.*	23,591	703
Total		2,847

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2016

Investments	Shares	Fair Value (000)
Thrifts & Mortgage Finance 0.56%

HomeStreet, Inc.*	35,632	$730
Total Common Stocks (cost $126,485,852)		125,485

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 5.03%

Repurchase Agreement

Repurchase Agreement dated 1/29/2016, 0.03% due 2/1/2016 with Fixed Income Clearing Corp. collateralized by $6,635,000 of Federal National Mortgage Assoc. at 1.625% due 1/21/2020; value: $6,701,350; proceeds: $6,569,553 (cost $6,569,536)	$6,570	6,570
Total Investments in Securities 101.03% (cost $133,055,388)		132,055
Liabilities in Excess of Other Assets (1.03)%		(1,346)
Net Assets 100.00%		$130,709

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2016

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$125,485	$—	$—	$125,485
Repurchase Agreement	—	6,570	—	6,570
Total	$125,485	$6,570	$—	$132,055

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.92%

Auto Components 2.10%

Gentherm, Inc.*	38,000	$1,520
Tower International, Inc.	60,400	1,391
Total		2,911

Banks 16.19%

Ameris Bancorp	132,900	3,845
BNC Bancorp	231,500	5,375
First Merchants Corp.	208,479	4,766
Pacific Premier Bancorp, Inc.*	121,600	2,496
Renasant Corp.	102,000	3,239
South State Corp.	40,700	2,721
Total		22,442

Beverages 1.45%

Cott Corp. (Canada)(a)	195,409	2,007

Building Products 6.81%

Advanced Drainage Systems, Inc.	65,919	1,488
Gibraltar Industries, Inc.*	186,709	3,966
Patrick Industries, Inc.*	113,900	3,981
Total		9,435

Chemicals 2.82%

Chase Corp.	42,900	1,971
Quaker Chemical Corp.	25,800	1,935
Total		3,906

Containers & Packaging 1.15%

Multi Packaging Solutions International Ltd.*	107,916	1,599

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2016

Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 1.63%

Cogent Communications Holdings, Inc.	67,419	$2,252

Electrical Equipment 1.58%

AZZ, Inc.	42,600	2,193

Electronic Equipment, Instruments & Components 1.18%

Orbotech Ltd. (Israel)*(a)	78,300	1,634

Food Products 4.22%

Diamond Foods, Inc.*	18,500	679
Farmer Bros Co.*	44,900	1,251
J&J Snack Foods Corp.	36,350	3,925
Total		5,855

Gas Utilities 4.14%

Chesapeake Utilities Corp.	91,100	5,737

Health Care Providers & Services 2.69%

Aceto Corp.	163,300	3,731

Hotels, Restaurants & Leisure 2.09%

Denny’s Corp.*	308,700	2,893

Household Durables 2.56%

Ethan Allen Interiors, Inc.	91,302	2,438
Libbey, Inc.	69,400	1,110
Total		3,548

Household Products 1.65%

WD-40 Co.	22,087	2,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2016

Investments	Shares	Fair Value (000)
Insurance 1.92%

AMERISAFE, Inc.	52,200	$2,663

Machinery 3.74%

Lydall, Inc.*	112,500	3,178
Standex International Corp.	27,700	2,001
Total		5,179

Oil, Gas & Consumable Fuels 4.71%

Carrizo Oil & Gas, Inc.*	81,012	2,198
Parsley Energy, Inc. Class A*	103,328	1,990
Rice Energy, Inc.*	80,375	938
RSP Permian, Inc.*	59,799	1,408
Total		6,534

Paper & Forest Products 2.85%

Neenah Paper, Inc.	65,475	3,957

Professional Services 2.30%

ICF International, Inc.*	93,268	3,191

Real Estate Investment Trusts 8.38%

CoreSite Realty Corp.	39,500	2,534
Physicians Realty Trust	261,199	4,459
Retail Opportunity Investments Corp.	250,100	4,624
Total		11,617

Real Estate Management & Development 4.40%

Marcus & Millichap, Inc.*	100,100	2,367
RE/MAX Holdings, Inc. Class A	107,100	3,729
Total		6,096

Semiconductors & Semiconductor Equipment 1.88%

MaxLinear, Inc. Class A*	91,241	1,403
Silicon Motion Technology Corp. ADR	38,900	1,210
Total		2,613

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2016

Investments	Shares	Fair Value (000)
Specialty Retail 5.28%

Express, Inc.*	134,400	$2,279
Francesca’s Holdings Corp.*	276,800	5,046
Total		7,325

Technology Hardware, Storage & Peripherals 2.15%

Electronics for Imaging, Inc.*	72,167	2,986

Textiles, Apparel & Luxury Goods 1.14%

Steven Madden Ltd.*	49,100	1,585

Thrifts & Mortgage Finance 1.28%

Essent Group Ltd.*	98,900	1,777

Trading Companies & Distributors 2.67%

Lawson Products, Inc.*	119,300	2,312
Rush Enterprises, Inc. Class A*	72,600	1,387
Total		3,699

Water Utilities 2.96%

Connecticut Water Service, Inc.	95,700	4,108
Total Common Stocks (cost $115,343,962)		135,755

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 2.14%

Repurchase Agreement

Repurchase Agreement dated 1/29/2016, 0.03% due 2/1/2016 with Fixed Income Clearing Corp. collateralized by $2,795,000 of U.S. Treasury Note at 2.75% due 2/15/2024; value: $3,029,081; proceeds: $2,968,597 (cost $2,968,590)	$2,969	2,969
Total Investments in Securities 100.06% (cost $118,312,552)		138,724
Liabilities in Excess of Other Assets (0.06)%		(78)
Net Assets 100.00%		$138,646

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2016

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$135,755	$—	$—	$135,755
Repurchase Agreement	—	2,969	—	2,969
Total	$135,755	$2,969	$—	$138,724

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.29%

Banks 6.64%

Bank of Hawaii Corp.	547,100	$32,788
Citizens Financial Group, Inc.	1,594,983	33,893
First Republic Bank	359,700	24,460
Signature Bank*	243,211	33,889
Western Alliance Bancorp*	1,070,394	34,873
Total		159,903

Capital Markets 1.52%

Moelis & Co. Class A	716,300	18,223
Raymond James Financial, Inc.	417,983	18,312
Total		36,535

Chemicals 0.75%

RPM International, Inc.	460,698	18,082

Commercial Services & Supplies 2.76%

Herman Miller, Inc.	1,097,397	28,115
KAR Auction Services, Inc.	1,147,380	38,346
Total		66,461

Communications Equipment 1.59%

ARRIS International plc*	1,501,650	38,247

Construction & Engineering 3.37%

AECOM*	1,859,090	51,013
Jacobs Engineering Group, Inc.*	771,162	30,253
Total		81,266

Containers & Packaging 3.43%

Berry Plastics Group, Inc.*	1,025,832	31,903
Sealed Air Corp.	665,100	26,957
WestRock Co.	670,500	23,655
Total		82,515

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2016

Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 1.68%

Zayo Group Holdings, Inc.*	1,613,084	$40,359

Electric: Utilities 3.48%

ITC Holdings Corp.	923,078	36,831
Portland General Electric Co.	1,206,200	46,885
Total		83,716

Electrical Equipment 0.47%

Hubbell, Inc.	125,934	11,388

Electronic Equipment, Instruments & Components 1.03%

Amphenol Corp. Class A	500,200	24,795

Energy Equipment & Services 0.48%

Helmerich & Payne, Inc.	227,900	11,577

Food Products 2.03%

Pinnacle Foods, Inc.	1,139,253	48,863

Health Care Equipment & Supplies 2.20%

STERIS plc (United Kingdom)(a)	765,071	52,974

Health Care Providers & Services 4.30%

ExamWorks Group, Inc.*	1,349,159	37,048
HealthSouth Corp.	1,231,768	44,085
MEDNAX, Inc.*	323,700	22,484
Total		103,617

Hotels, Restaurants & Leisure 3.78%

Aramark	969,643	30,980
Red Robin Gourmet Burgers, Inc.*	398,428	24,599
SeaWorld Entertainment, Inc.	1,862,427	35,498
Total		91,077

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2016

Investments	Shares	Fair Value (000)
Household Durables 3.12%

Jarden Corp.*	883,092	$46,848
Lennar Corp. Class A	668,650	28,184
Total		75,032

Information Technology Services 9.66%

Acxiom Corp.*	1,685,636	31,521
Amdocs Ltd.	650,798	35,625
Booz Allen Hamilton Holding Corp.	1,766,340	49,970
Cardtronics, Inc.*	695,800	21,437
Fidelity National Information Services, Inc.	745,236	44,513
MAXIMUS, Inc.	465,484	24,843
Vantiv, Inc. Class A*	522,548	24,586
Total		232,495

Insurance 7.11%

Arch Capital Group Ltd.*	540,406	36,504
Hartford Financial Services Group, Inc. (The)	879,135	35,324
Markel Corp.*	40,613	34,134
RenaissanceRe Holdings Ltd.	579,126	65,238
Total		171,200

Internet Software & Services 0.94%

Akamai Technologies, Inc.*	497,596	22,700

Leisure Product 0.77%

Brunswick Corp.	464,100	18,494

Life Sciences Tools & Services 2.19%

PerkinElmer, Inc.	786,900	38,023
Quintiles Transnational Holdings, Inc.*	242,249	14,736
Total		52,759

Machinery 1.12%

Snap-on, Inc.	166,900	26,964

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2016

Investments	Shares	Fair Value (000)
Media 2.63%

AMC Networks, Inc. Class A*	381,300	$27,755
New York Times Co. (The) Class A	2,696,964	35,654
Total		63,409

Metals & Mining 1.84%

Reliance Steel & Aluminum Co.	777,100	44,248

Multi-Utilities 2.18%

CMS Energy Corp.	1,350,199	52,496

Oil, Gas & Consumable Fuels 4.27%

Carrizo Oil & Gas, Inc.*	1,012,400	27,467
Cimarex Energy Co.	269,056	25,022
EQT Corp.	479,898	29,629
Rice Energy, Inc.*	1,774,478	20,708
Total		102,826

Personal Products 0.53%

Coty, Inc. Class A	520,700	12,814

Pharmaceuticals 0.95%

Prestige Brands Holdings, Inc.*	488,311	22,794

Real Estate Investment Trusts 9.11%

Federal Realty Investment Trust	457,200	68,960
Highwoods Properties, Inc.	919,300	38,877
Physicians Realty Trust	2,346,644	40,057
Retail Opportunity Investments Corp.	1,942,501	35,917
UDR, Inc.	997,576	35,504
Total		219,315

Real Estate Management & Development 0.84%

Realogy Holdings Corp.*	618,826	20,298

Road & Rail 1.72%

Genesee & Wyoming, Inc. Class A*	377,100	18,696
Old Dominion Freight Line, Inc.*	414,000	22,700
Total		41,396

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2016

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 3.51%

Cypress Semiconductor Corp.*	2,607,621	$20,496
Lam Research Corp.	404,691	29,053
Synaptics, Inc.*	476,221	34,911
Total		84,460

Textiles, Apparel & Luxury Goods 1.69%

Steven Madden Ltd.*	1,259,902	40,682

Thrifts & Mortgage Finance 0.95%

Essent Group Ltd.*	1,280,505	23,011

Trading Companies & Distributors 0.95%

Watsco, Inc.	197,500	22,952

Water Utilities 2.70%

American Water Works Co., Inc.	1,000,571	64,947
Total Common Stocks (cost $2,073,414,675)		2,366,667

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.12%

Repurchase Agreement

Repurchase Agreement dated 1/29/2016, 0.03% due 2/1/2016 with Fixed Income Clearing Corp. collateralized by $26,480,000 of U.S. Treasury Note at 3.125% due 4/30/2017; value: $27,439,900; proceeds: $26,900,019 (cost $26,899,951)	$26,900	26,900
Total Investments in Securities 99.41% (cost $2,100,314,626)		2,393,567
Other Assets in Excess of Liabilities 0.59%		14,200
Net Assets 100.00%		$2,407,767

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2016

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,366,667	$—	$—	$2,366,667
Repurchase Agreement	—	26,900	—	26,900
Total	$2,366,667	$26,900	$—	$2,393,567

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2016.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s, Micro Cap Value Fund’s and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. International Dividend Income Fund’s investment objective is to seek a high level of total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

Notes to Schedule of Investments (unaudited)(continued)

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(continued)

•	Level 1	-	unadjusted quoted prices in active markets for identical investments;

•	Level 2	-	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	-	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

As of January 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund
Tax cost	$1,206,863,427	$2,924,455,520	$2,145,465,721
Gross unrealized gain	32,160,923	210,211,836	73,562,806
Gross unrealized loss	(142,204,140)	(99,261,168)	(70,303,611)
Net unrealized security gain (loss)	$(110,043,217)	$110,950,668	$3,259,195

	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund
Tax cost	$534,308,260	$2,022,395,012	$591,838,140
Gross unrealized gain	32,989,381	60,194,356	50,648,767
Gross unrealized loss	(52,222,156)	(343,086,496)	(65,566,070)
Net unrealized security loss	$(19,232,775)	$(282,892,140)	$(14,917,303)

	Micro Cap Growth Fund	Micro Cap Value Fund	Value Opportunities Fund
Tax cost	$136,866,769	$118,365,582	$2,100,608,334
Gross unrealized gain	10,924,068	27,106,969	425,547,259
Gross unrealized loss	(15,735,869)	(6,748,585)	(132,588,791)
Net unrealized security gain (loss)	$(4,811,801)	$20,358,384	$292,958,468

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts during the period ended January 31, 2016 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation/depreciation on forward foreign currency exchange contracts.

Notes to Schedule of Investments (unaudited)(concluded)

	Asset Derivatives	Liability Derivatives
International Core Equity Fund	1,469,941	3,249,238
International Dividend Income Fund	11,523,120	19,463,566
International Opportunities Fund	2,807,198	3,221,153

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the fiscal period ended January 31, 2016:

Alpha Strategy Fund

Affiliated Issuer	Balance of Shares Held at 10/31/2015	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2016	Fair Value at 1/31/2016	Net Realized Gain 11/1/2015 to 1/31/2016		Dividend Income 11/1/2015 to 1/31/2016
Lord Abbett Developing Growth Fund, Inc. - Class I	10,212,437	1,415,600	(275,692)	11,352,345	$207,634,397	$19,164,375	(a)	$—
Lord Abbett Securities Trust - International Opportunities Fund - Class I	14,820,884	719,675	(1,187,552)	14,353,007	222,328,075	13,644,226	(b)	2,021,332
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	6,442,039	1,861,046	—	8,303,085	102,044,915	20,675,447	(c)	—
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	4,107,639	94,877	(259,165)	3,943,351	114,751,508	3,447,018	(d)	—
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	8,850,716	1,857,982	(596,977)	10,111,721	224,884,674	39,129,346	(e)	—
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	12,705,466	942,600	(657,658)	12,990,409	224,604,165	20,086,186	(f)	—
Total					$1,096,247,734	$116,146,598		$2,021,332

(a)	Includes $18,906,284 of distributed capital gains.
(b)	Includes $8,751,415of distributed capital gains.
(c)	Includes $20,675,447 of distributed capital gains.
(d)	Includes $3,036,067 of distributed capital gains.
(e)	Includes $43,105,184 of distributed capital gains.
(f)	Includes $17,739,740 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of January 31, 2016, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc.-Class I	18.94%
Lord Abbett Securities Trust-International Opportunities Fund-Class I	20.28%
Lord Abbett Securities Trust-Micro-Cap Growth Fund-Class I	9.31%
Lord Abbett Securities Trust-Micro-Cap Value Fund-Class I	10.47%
Lord Abbett Research Fund, Inc.-Small-Cap Value Fund-Class I	20.51%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	20.49%

The Ten Largest Holdings and the Holdings by Sector, as of January 31, 2016, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
MarketAxess Holdings, Inc.	1.87%
Ultimate Software Group, Inc. (The)	1.64%
Panera Bread Co. Class A	1.60%
Wayfair, Inc. Class A	1.57%
Euronet Worldwide, Inc.	1.44%
Pool Corp.	1.43%
Sinclair Broadcast Group, Inc. Class A	1.39%
Prestige Brands Holdings, Inc.	1.34%
Universal Display Corp.	1.30%
CBOE Holdings, Inc.	1.29%

Holdings by Sector*	% of Investments
Consumer Discretionary	17.46%
Consumer Staples	5.88%
Energy	0.26%
Financials	8.56%
Health Care	20.85%
Industrials	7.71%
Information Technology	33.75%
Utilities	1.26%
Repurchase Agreement	4.27%
Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

International Opportunities Fund

Ten Largest Holdings	% of Investments
SCSK Corp.	2.02%
Sundrug Co., Ltd.	1.74%
Davide Campari-Milano SpA	1.70%
Ebro Foods SA	1.61%
Grand City Properties SA	1.60%
Loomis AB Class B	1.58%
Amer Sports OYJ	1.51%
Bellway plc	1.48%
Treasury Wine Estates Ltd.	1.47%
Cairn Homes plc	1.47%

Holdings by Sector*	% of Investments
Consumer Discretionary	17.34%
Consumer Staples	11.44%
Energy	0.79%
Financials	20.91%
Health Care	3.82%
Industrials	18.23%
Information Technology	14.45%
Materials	4.19%
Telecommunication Services	1.37%
Utilities	3.23%
Repurchase Agreement	4.23%
Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
MaxLinear, Inc. Class A	2.20%
Inphi Corp.	2.08%
NxStage Medical, Inc.	2.06%
Calavo Growers, Inc.	2.05%
Chuy’s Holdings, Inc.	1.76%
iRobot Corp.	1.75%
Nevro Corp.	1.74%
Luxoft Holding, Inc.	1.73%
Pacific Biosciences of California, Inc.	1.67%
Duluth Holdings, Inc.	1.67%

Holdings by Sector*	% of Investments
Consumer Discretionary	19.63%
Consumer Staples	3.48%
Financials	3.33%
Health Care	24.60%
Industrials	7.71%
Information Technology	34.33%
Telecommunication Services	1.47%
Utilities	0.48%
Repurchase Agreement	4.97%
Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Chesapeake Utilities Corp.	4.14%
BNC Bancorp	3.87%
Francesca’s Holdings Corp.	3.64%
First Merchants Corp.	3.44%
Retail Opportunity Investments Corp.	3.33%
Physicians Realty Trust	3.21%
Connecticut Water Service, Inc.	2.96%
Patrick Industries, Inc.	2.87%
Gibraltar Industries, Inc.	2.86%
Neenah Paper, Inc.	2.85%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.17%
Consumer Staples	7.31%
Energy	4.71%
Financials	32.15%
Health Care	2.69%
Industrials	17.08%
Information Technology	5.21%
Materials	6.82%
Telecommunication Services	1.62%
Utilities	7.10%
Repurchase Agreement	2.14%
Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
IDACORP, Inc.	3.03%
RenaissanceRe Holdings Ltd.	2.87%
South State Corp.	2.75%
STERIS plc	2.35%
PrivateBancorp, Inc.	2.24%
AECOM	2.24%
Western Alliance Bancorp	2.18%
Electronics for Imaging, Inc.	2.14%
Littelfuse, Inc.	2.11%
First Industrial Realty Trust, Inc.	2.06%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.07%
Consumer Staples	4.20%
Energy	4.52%
Financials	27.72%
Health Care	8.38%
Industrials	12.44%
Information Technology	17.93%
Materials	7.74%
Telecommunication Services	2.88%
Utilities	1.09%
Repurchase Agreement	3.03%
Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Value Opportunities Fund

Ten Largest Holdings	% of Investments
Federal Realty Investment Trust	2.88%
RenaissanceRe Holdings Ltd.	2.73%
American Water Works Co., Inc.	2.71%
STERIS plc	2.21%
CMS Energy Corp.	2.19%
AECOM	2.13%
Booz Allen Hamilton Holding Corp.	2.09%
Pinnacle Foods, Inc.	2.04%
Portland General Electric Co.	1.96%
Jarden Corp.	1.96%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.06%
Consumer Staples	2.58%
Energy	4.78%
Financials	26.33%
Health Care	9.70%
Industrials	10.46%
Information Technology	16.82%
Materials	6.05%
Telecommunication Services	1.69%
Utilities	8.41%
Repurchase Agreement	1.12%
Total	100.00%

* A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 28, 2016

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 28, 2016

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 28, 2016